(ICON)
Global
Utility
Fund, Inc.

SEMI
ANNUAL
REPORT

March 31, 1999
(LOGO)

Global Utility Fund, Inc.
Performance At A Glance
The Global Utility Fund's Class A shares gained 12.6% for the six months ended
March 31, 1999, compared to a 19.1% advance in the all equity Financial Times
World Utilities Index. As shown below, the Fund's record since its inception compares favorably with relevant indexes and Lipper averages.


Cumulative Total Returns1
As of 3/31/99

Since
                             6 Mos.     1 Year       5 Years
Inception2
Class A                        12.58%      5.98%
101.70%        240.63%
Class B                        12.09       5.13
94.15         177.57
Class C                        12.09       5.13          N/A
90.89
Class Z                        12.64       6.19          N/A
52.64
FT/S&P Actuaries
World Utilities Index3         19.10      18.88
124.30            **
Lipper Utility Avg4             7.53       3.97
95.00           ***

Average Annual Total Returns1
As of 3/31/99

Since
                                        1 Year       5 Years
Inception2
Class A                                    0.68%
13.89%         13.55%
Class B                                    0.13
14.07          13.55
Class C                                    3.07          N/A
14.63
Class Z                                    6.19          N/A
20.32

Past performance is not indicative of future results.
Principal and investment
return will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

1 Source: Prudential Investments Fund Management and Lipper, Inc. The cumulative total returns do not take into account sales charges. The average annual total returns do take into account applicable sales charges. The Fund charges a maximum front-end sales charge of 5% for Class A shares, and a declining contingent deferred sales charge (CDSC) of 5%, 4%, 3%, 2%, 1% and
1% for six years for Class B shares. Class B shares will automatically convert to Class A shares, on a quarterly basis, approximately seven years after purchase. Class C shares are subject to a front-end sales charge of 1% and a
CDSC of 1% for 18 months. Class C shares bought before November 2, 1998, have a 1% CDSC if sold within one year. Class Z shares are not subject to a sales charge or distribution fee.

2 Inception dates: Class A, 1/2/90; Class B, 3/18/91; Class
C, 8/1/94; and
Class Z, 12/16/96. The Fund operated as a closed-end fund from its inception until February 1, 1991.

3 Source: Goldman, Sachs & Co. The Financial Times (FT)/S&P
Actuaries World
Utilities Index is an unmanaged index and is currently comprised of approximately 183 world utility stocks representing approximately 29 countries. Investors cannot invest directly in an index.

4 Lipper average returns are for all funds in each share class for the six-month, one-, and five-year periods in the Utility Fund category.

**The FT/S&P Actuaries World Utilities Index Since Inception returns are
191.39% for Class A; 208.91% for Class B; 121.62% for Class
C; and 81.93% for
Class Z.

***Lipper Since Inception returns are 189.14% for Class A;
175.67% for
Class B; 94.84% for Class C; and 42.83% for Class Z based on all funds in each share class.

          How Investments Compared.
               (As of 3/31/99)
                  (GRAPH)
  U.S.      General    General       U.S.
Growth       Bond     Muni Debt    Taxable
 Funds      Funds       Funds    Money Funds

Source: Lipper, Inc. Financial markets change, so a mutual fund's past performance should never be used to predict future results. The risks to each of the investments listed above are different--we provide 12-month total returns for several Lipper mutual fund categories to show you that reaching for higher returns means tolerating more risk. The greater the risk, the larger the potential reward or loss. In addition, we've included historical
20-year average annual returns. These returns assume the reinvestment of dividends.

U.S. Growth Funds will fluctuate a great deal. Investors have received higher historical total returns from stocks than from most other investments.
Smaller capitalization stocks offer greater potential for long-term growth, but may be more volatile than larger capitalization stocks.

General Bond Funds provide more income than stock funds, which can help smooth out their total returns year by year. But their prices still fluctuate
(sometimes significantly), and their returns have been historically lower than those of stock funds.

General Municipal Debt Funds invest in bonds issued by state governments, state agencies and/or municipalities. This investment provides income that is usually exempt from federal and state income taxes.

U.S. Taxable Money Funds attempt to preserve a constant share value; they don't fluctuate much in price but, historically, their returns have been generally among the lowest of the major investment categories.

Portfolio Manager's Report
(PHOTO)
William C.S. Hicks
Fund Manager

Investment Goals and Style
The Global Utility Fund invests primarily in the stocks and bonds of utility companies from around the world. The Fund seeks to provide total return, without incurring undue risk, by investing primarily in income-producing securities. There can be no assurance that the Fund will be able to achieve its investment objective. Investors should also keep in mind that there are special risks associated with foreign investing (such as currency fluctuations and social, political, and economic developments) and with investing in utility securities.

Portfolio Composition
Expressed as a percentage of net assets as of 3/31/99.
     (PIE CHART)

Merger mania
The Fund's investments in the dynamic telecommunications area fared well during our reporting period. International mergers continued as represented by Vodafone Group PLC/AirTouch Communications, SBC Communications/Ameritech,
Bell Atlantic/GTE, and Lucent Technologies/Ascend
Communications combinations.
Additional alliances are expected to produce benefits to other companies, such as the agreement between AT&T and British Telecommunications
(BTY) that will
enable these companies to provide more data, voice, and Internet services to multinational corporations. Furthermore, AT&T and BTY are negotiating for a joint 30% stake in Japan Telecom in order to give a Western presence in the fast growing, $110 billion-a-year Japanese telecommunications market.

Electric utilities poised to shine
The slower-growing electric utility industry has also been characterized by domestic consolidation and the combination of several electric and gas companies. This trend should lead to utility companies offering to manage an industrial company's energy requirements, proposing reduced energy costs and shared earnings from the realized savings. Long-term, domestic industry growth is estimated at less than 2% per annum over the next
10 years, so
companies may continue to acquire foreign assets. Companies with the lowest costs, favorable growth territories, and imaginative management will deliver the best future investment results.

A three-part fixed-income strategy
We continue to pursue a three-part strategy in the fixed-income portfolio of the Global Utility Fund. The first theme is the close scrutiny of emerging markets for investment opportunities. The securities purchased in the past to implement this theme have severely hurt performance during the last year since bonds of emerging market issuers were affected by the Russian default, and by concerns over the spreading of the Asian flu. Our second theme is the pursuit of companies with respectable operating histories in developed countries--countries with investment-grade ratings.

In the future, we expect to pursue a third theme, where the Fund invests in companies that are privatizing in both developed and emerging countries. We believe that improvements in costs and operations by these companies will result in higher credit quality.

What Went Well
Benefitting from telecommunications companies
Our Fund benefitted from gains in MCI WorldCom, Sprint, and AT&T. Cellular companies were particularly dynamic, led by internationally based Vodafone and AirTouch Communications. Some of the foreign and telephone issues also contributed meaningfully, as Telmex rebounded as did BCE, Telecom Italia
S.p.A, and Telecom New Zealand. Lucent Technologies, the leading telecom equipment manufacturer, reported strong earnings and meaningful price appreciation over this period (+56%).

Portfolio Breakdown
Breakdown of net assets by country as of 3/31/99.

United States                61.31%
United Kingdom                8.66
Italy                         6.02
Canada                        5.49
Spain                         3.60
The Philippines               1.84
Argentina                     1.59
Finland                       1.40
Australia                     1.17
France                        1.09
Brazil                        1.05
Chile                         0.99
Greece                        0.91
Germany                       0.89
Mexico                        0.88
China                         0.85
India                         0.76
Poland                        0.61
South Korea                   0.60
Portugal                      0.59
New Zealand                   0.53
Liabilities in excess of
other assets                 (0.83)
                            -------
                            100.00%
                            -------
                            -------

And Not So Well
Traditional electric utilities lagged
The Fund's holdings in the traditional electric utility sector lagged the overall portfolio performance, despite reasonable earnings gains. Also, some of our pipeline companies were lackluster, and our emerging market stocks were mixed.

Five Largest Holdings
Expressed as a percentage of net assets as of 3/31/99

MCI Worldcom, Inc.              6.6%
Telecommunications
Telecom Italia S.p.A. Risp      4.0
Telecommunications
SBC Communications Inc.         4.0
Telecommunications
AT&T Corp.                      3.5
Telecommunications
Scottish Power PLC              2.5
Electric Utility

Looking Ahead
Taking the industry dynamics into consideration, we continue to maintain our largest sector bet in telecom where the dynamics are favorable--albeit somewhat more volatile and technologically challenging. The telecom sector is 49% of the total equity assets, as compared to 42% in the preceding period.

Cellular telephones continue to increase, and we retain our interest in
Vodafone/AirTouch Communications which will soon merge their operations throughout the world. The environment for oil and gas prices has stabilized, and we continue to hold interests in foreign and domestic producers where we believe earnings may surprise on the upside despite a difficult pricing environment.

Although the electric utility industry has been disappointing recently, we believe price levels may now be low enough to re-evaluate some of the better companies. Therefore, in the coming months we will be looking for fresh new candidates that are available at historically low relative multiples.

In summary, we see a number of attractive future investment
candidates in the
evolving and growing international utilities industries.
Thank you for your
continuing support.
------------------------------------------------------------
-------------------
                             1

Portfolio of Investments as of March 31, 1999
(Unaudited)                                           GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

                                                       US$
Value
Shares        Description                              (Note
1)
------------------------------------------------------------
LONG-TERM INVESTMENTS--99.2%
COMMON STOCKS--76.2%
------------------------------------------------------------
Electrical Utilities--16.9%
     60,000   CMS Energy Corp.                       $
2,403,750
    180,000   COPEL (ADR-Peferred B
                Shares)(Brazil)
1,350,000
    300,000   DPL, Inc.
4,950,000
    130,000   DQE, Inc.
4,988,750
    100,000   DTE Energy Co.
3,843,750
    200,000   Endesa S.A. (ADR) (Spain)
4,975,000
    187,800   Espoon Sahko (ADR) (Finland)
4,157,124
    150,000   Huaneng Power International, Inc.*
                (ADR) (China)
1,490,625
    140,000   Korea Electric Power Corp. (ADR)
                (South Korea)
1,776,250
    100,000   NIPSCO Industries, Inc.
2,700,000
     70,000   Pinnacle West Capital Corp.
2,546,250
    850,000   Scottish Power PLC (United Kingdom)
7,432,479
    277,300   Shandong Huaneng Power Ltd. (ADR)
                (China)
1,039,875
     90,000   Texas Utilities Holding Co.
3,751,875
     50,000   VEBA AG (Germany)
2,629,314
                                                     -------
-----

50,035,042
------------------------------------------------------------
Gas Utilities--11.1%
    350,000   Australian Gas Light Co. (Australia)
2,485,548
    125,000   El Paso Energy Corp.
4,085,938
    100,000   Enron Corp.
6,425,000
     20,000   Equitable Resources, Inc.
521,250
     50,000   MCN Energy Group, Inc.
803,125
     54,426   NTL Incorporated*
4,430,617
    200,000   TransCanada Pipelines Ltd. (Canada)
2,544,613
    250,000   Westcoast Energy, Inc. (Canada)
4,890,945
    100,000   Williams Companies, Inc.
3,950,000
     90,000   YPF Sociedad Anonima (ADR-Class D
                Shares) (Argentina)
2,840,625
                                                     -------
-----

32,977,661
Telecommunications--41.6%
     65,000   AirTouch Communications, Inc.*         $
6,280,625
    130,000   AT&T Corp.
10,375,625
    120,000   BCE, Inc. (Canada)
5,317,500
     75,000   BCT Telus Communications, Inc.
                (Canada) (Voting)
1,834,104
     25,000   BCT Telus Communications, Inc.
                (Canada) (Non-voting)
590,714
    140,000   Bell Atlantic Corp.
7,236,250
     18,000   British Telecommunications PLC
                (United Kingdom)
2,953,080
    101,096   Cia Telecom de Chile, S.A., (ADR)
                (Chile)
2,382,074
    111,222   Hellenic Telecom Org. (Greece)
2,697,082
    220,000   MCI WorldCom, Inc.*
19,476,875
     40,000   Portugal Telecom, S.A. (ADS)
                (Portugal)
1,752,500
    250,000   SBC Communications Inc.
11,781,250
     70,000   Sprint Corp.
6,868,750
     35,000   Sprint Corp., PCS Group
1,550,938
     40,000   Telecom Corp. New Zealand Ltd. (ADR)
                (New Zealand)
1,560,000
    500,000   Telecom Italia Mobile S.P.A. (Italy)
3,363,579
  2,000,000   Telecom Italia S.p.A. Risp
                (Nonconvertible) (Italy)
11,877,805
     44,508   Telefonica, S.A. (ADR) (Spain)
5,685,897
     40,000   Telefonos de Mexico, S.A. (ADR -
                Class L Shares) (Mexico)
2,620,000
    331,100   Telekomunikacja Polska, S.A. (GDR)*
                (Poland)
1,796,217
    110,000   US West Inc.
6,056,875
    220,000   Videsh Sanchar Nigam Ltd. (GDR)
                (India)
2,244,000
     36,000   Vodafone Group PLC (ADR)
                (United Kingdom)
6,759,000
                                                     -------
-----

123,060,740

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     2

Portfolio of Investments as of March 31, 1999
(Unaudited)                                           GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

                                                       US$
Value
Shares        Description                              (Note
1)
------------------------------------------------------------
Water Utilities & Other--6.6%
     28,000   Alcatel Alsthom (France)               $
3,219,965
    167,800   American Water Works Co., Inc.
4,876,688
    280,000   Anglian Water PLC (United Kingdom)
3,433,105
     41,000   ENI S.p.A. (ADR) (Italy)
2,588,125
     50,000   Lucent Technologies, Inc.
5,387,500
                                                     -------
-----

19,505,383
                                                     -------
-----
              Total common stocks
                (cost $124,146,937)
225,578,826
                                                     -------
-----
------------------------------------------------------------
PREFERRED STOCKS--1.5%
              Philippine Long Distance Telephone
                Co. (The Philippines)
     43,700   $3.50 Conv. Ser. III (GDS)
2,075,750
     92,216   5.75% Conv. Ser. II (GDS)
2,427,363
                                                     -------
-----
              Total preferred stocks
                (cost $4,189,000)
4,503,113
                                                     -------
-----
     -------------------------------------------------------
-----

          Principal
Moody's   Amount
Rating    (000)
DEBT OBLIGATIONS--21.5%
CORPORATE BONDS--20.8%
------------------------------------------------------------
Electrical Utilities--13.5%
Ba1        $ 1,000     AES Corp.,
                         8.375%, 8/15/07
981,250
A2           1,000     Alabama Power Co.,
                         5.35%, 11/15/03
981,650
NR           1,000     Arizona Public Service Co.,
                         6.25%, 1/15/05
1,003,280
NR           1,000     Cleveland Elec. Illum. Co.,
                         7.43%, 11/1/09
1,051,170
Ba3          1,000     CMS Energy Corp.,
                         8.125%, 5/15/02
1,028,090
NR           1,000D    Compania De Transporte
                         Energia,
                         9.25%, 4/1/08 (Brazil)
911,250
A1         $ 1,000     Consolidated Edison Co. of
                         NY, Inc.,
                         7.625%, 3/1/04                $
1,079,770
NR           1,000D    CSW Investments,
                         7.45%, 8/1/06
                         (United Kingdom)
1,064,790
Aa3          1,000     Duke Energy Corp.,
                         5.875%, 6/1/01
1,006,630
Baa1         1,000D    Eastern Energy Limited,
                         6.75%, 12/1/06
                         (Australia)
992,450
Ba2          1,000     El Paso Electric Co.,
                         8.25%, 2/1/03, Ser. C
1,059,660
Baa1         1,000D    Empresa Electrica del Norte
                         Grande S.A.,
                         7.75%, 3/15/06 (Chile)
545,000
                       Florida Power Corp.,
Aa3            500     6.00%, 7/1/03
504,935
A1             650     6.75%, 2/1/28
647,745
Baa3         1,000     Gulf States Utilities Co.,
                         8.25%, 4/1/04
1,087,400
Baa1         1,000     Hyder PLC,
                         6.875%, 12/15/07
                         (United Kingdom)
1,009,900
Ba1          1,000D    Inversora Electrica Buenos
                         Aires S.A.,
                         9.00%, 9/16/04
                         (Argentina)
830,000
A1           1,500     Monongahela Power Co.,
                         7.375%, 7/1/02
1,558,560
                       Northern States Power Co.,
Aa3          1,000     5.75%, 12/1/00
1,004,500
Aa3          1,000     6.50%, 3/1/28
973,890
Baa3         1,000     NRG Energy, Inc.,
                         7.50%, 6/15/07
1,031,120
Aa3            640     Oklahoma Gas & Electric Co.,
                         6.50%, 4/15/28
619,398
Baa2         1,000     PP&L Capital Funding Inc.,
                         6.79%, 11/22/04
981,270
Ba1          1,000     Public Service Co.,
                         7.10%, 8/1/05
1,003,970
Baa1         1,000     Puget Sound Energy Inc.,
                         6.46%, 3/9/09
1,013,210

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     3

Portfolio of Investments as of March 31, 1999
(Unaudited)                                           GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

          Principal
Moody's   Amount                                       US$
Value
Rating    (000)        Description
(Note 1)
------------------------------------------------------------
Electrical Utilities (cont'd.)
A2         $ 1,000D    Quebec Hydro,
                         7.50%, 4/1/16 (Canada)        $
1,091,040
Baa1         1,000D    Southern Investments PLC,
                       6.80%, 12/1/06
                         (United Kingdom)
1,015,830
Aa3          2,000     Southwestern Electric Power Co.,
                       5.25%, 4/1/00
1,993,880
Aa2          1,000     Southwestern Public Service Co.,
                       7.25%, 7/15/04
1,059,940
Baa3         1,000     System Energy Resources,
                         Inc.,
                         7.71%, 8/1/01
1,035,640
Aa2          1,000     Tampa Electric Co.,
                         7.75%, 11/1/22
1,061,280
A3           1,000     Texas Utilities Electric Co.,
                         9.27%, 1/14/00
1,029,980
Baa3         1,000     Texas-New Mexico Power Co.,
                         10.75%, 9/15/03
1,063,220
A2           1,000D    United Utilities PLC,
                         6.45%, 4/1/08
                         (United Kingdom)
1,000,950
A2           2,000     Virginia Electric & Power
                         Co.,
                         6.625%, 4/1/03
2,064,380
Baa3           918     W3A Funding Corp.,
                         8.09%, 1/2/17
964,976
Aa3          1,000     Wisconsin Electric Power Co.,
                         6.625%, 11/15/06
1,037,040
Aa3            500     Wisconsin Power & Light Co.,
                         5.70%, 10/15/08
489,810
Baa2         1,000D    Yorkshire Power Finance Ltd.,
                         6.496%, 2/25/08
                         (United Kingdom)
964,950
                                                       -----
--------

39,843,804
------------------------------------------------------------
Gas Distribution & Other Related Industries--1.8%
Baa2         1,000     El Paso Natural Gas Co.,
                         7.50%, 11/15/26
1,045,900
Baa2         1,000     Enron Corp.,
                         7.00%, 8/15/23
943,190
Ba3          1,000D    Metrogas, S.A., Ser. B,
                         10.875%, 5/15/01
                         (Argentina)
1,025,000
A2           1,600     Michigan Consolidated Gas
                         Co., 8.25%, 5/1/14
1,795,456
Aa2        $   535     Wisconsin Gas Co.,
                         5.50%, 1/15/09                $
509,550
                                                       -----
--------

5,319,096
------------------------------------------------------------
Telecommunications, Media & Related Industries--5.5%
A1           1,000     AT&T Corp.,
                         7.75%, 3/1/07
1,107,570
Aaa          2,000     BellSouth Telecommunications,
                       7.00%, 10/1/25
2,064,080
Baa1         1,000     Century Telephone
                         Enterprises, Inc.,
                         6.30%, 1/15/08
995,840
NR           1,000D    Comtel Brasileira Ltd.,
                         10.75%, 9/26/04 (Brazil)
835,000
Baa1         1,000     GTE Corp.,
                         7.51%, 4/1/09
1,096,610
A2           1,000     GTE Florida, Inc.,
                         7.25%, 10/15/25
1,040,270
Aa1          1,000     Indiana Bell Telephone Co.,
                         Inc.,
                         7.30%, 8/15/26
1,076,850
Aa2          1,000     New Jersey Bell Telephone Co.,
                       8.00%, 6/1/22
1,144,530
A2           1,000     New York Telephone Co.,
                         6.00%, 4/15/08
993,360
A1           2,000     Pacific Bell,
                         6.625%, 11/1/09
2,075,640
Ba2          1,000D    Philippine Long Distance
                         Telephone Co.,
                         9.25%, 6/30/06
                         (The Philippines)
940,000
Baa1         1,000     Sprint Capital Corp.,
                         5.70%, 11/15/03
986,900
A3           1,000     US West Inc.,
                         6.375%, 7/15/08
1,017,320
Baa2         1,000     Worldcom, Inc.,
                         6.40%, 8/15/05
1,011,660
                                                       -----
--------

16,385,630
                                                       -----
--------
                       Total corporate bonds
                         (cost $61,533,303)
61,548,530
                                                       -----
--------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     4

Portfolio of Investments as of March 31, 1999
(Unaudited)                                           GLOBAL
UTILITY FUND, INC.
------------------------------------------------------------
-------------------
------------------------------------------------------------
-------------------

                                                       US$
Value
Shares        Description                              (Note
1)
------------------------------------------------------------
U.S. GOVERNMENT SECURITIES--0.7%
$     2,000   United States Treasury Notes,
              5.75%, 8/15/03
                (cost $2,042,188)                    $
2,040,620
                                                     -------
-----
              Total debt obligations
                (cost $63,575,491)
63,589,150
                                                     -------
-----
              Total long-term investments
                (cost $191,911,428)
293,671,089
                                                     -------
-----
------------------------------------------------------------
SHORT-TERM INVESTMENTS--1.6%
REPURCHASE AGREEMENT--1.6%
      4,848   ABN AMRO, 4.90%, due 4/1/99 in the
                amount of $4,848,660; (cost
                $4,848,000; collateralized by
                $4,678,000 U.S. Treasury Notes,
                6.125%, due 8/15/07, value
                including accrued
                interest-$4,923,337)
4,848,000
------------------------------------------------------------
Total Investments--100.8%
              (cost $196,759,428; Note 4)
298,519,089
              Liabilities in excess of other
                assets--(0.8%)
(2,463,391)
                                                     -------
-----
              Net Assets--100%
$296,055,698
                                                     -------
-----
                                                     -------
-----

---------------
 *--Non-income-producing security.
 D--US$ Denominated Bonds.
ADR--American Depository Receipts.
ADS--American Depository Shares.
GDR--Global Depository Receipts.
GDS--Global Depository Shares.
NR--Not rated by Moody's or Standard & Poor's.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     5

Statement of Assets and Liabilities (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Assets
March 31, 1999
Investments, at value (cost
$196,759,428)...............................................
 ...................       $298,519,089
Foreign currency, at value (cost
$45,037)....................................................
 ..............             45,024
Cash........................................................
 ...............................................
20,308
Dividends and interest
receivable..................................................
 ........................          1,900,652
Withholding taxes
receivable..................................................
 .............................             48,071
Receivable for Fund shares
sold........................................................
 ....................             35,613
Other
assets......................................................
 .........................................              4,925

--------------
   Total
assets......................................................
 ......................................        300,573,682

--------------
Liabilities
Payable for investments
purchased...................................................
 .......................          2,953,080
Payable for Fund shares
reacquired..................................................
 .......................          1,148,615
Accrued
expenses....................................................
 .......................................            208,204
Distribution fee
payable.....................................................
 ..............................            163,623
Withholding taxes
payable.....................................................
 .............................             27,597
Deferred director's
fee.........................................................
 ...........................             12,571
Management fee
payable.....................................................
 ................................              4,294

--------------
   Total
liabilities.................................................
 ......................................          4,517,984

--------------
Net
Assets......................................................
 ...........................................
$296,055,698

--------------

--------------
Net assets were comprised of:
   Common stock, at
par.........................................................
 ...........................       $     16,732
   Paid-in capital in excess of
par.........................................................
 ...............        185,918,818

--------------

185,935,550
   Distributions in excess of net investment
income......................................................
 ..           (559,400)
   Accumulated net realized gains on investments and foreign
currency transactions.........................
8,920,534
   Net unrealized appreciation on investments and foreign
currencies.......................................
101,759,014

--------------
Net assets, March 31,
1999........................................................
 .........................       $296,055,698

--------------

--------------
Class A:
   Net asset value and redemption price per share
      ($136,208,668 / 7,697,409 shares of common stock
issued and outstanding).............................
$17.70
   Maximum sales charge (5% of offering
price)......................................................
 .......                .93
   Maximum offering price to
public......................................................
 ..................             $18.63

--------------

--------------
Class B:
   Net asset value, offering price and redemption price per
share
      ($151,880,156 / 8,585,258 shares of common stock
issued and outstanding).............................
$17.69

--------------

--------------
Class C:
   Net asset value and redemption price per share
      ($1,175,020 / 66,422 shares of common stock issued and
outstanding)..................................
$17.69
   Sales charge (1% of offering
price)......................................................
 ...............                .18
   Offering price to
public......................................................
 ..........................             $17.87

--------------

--------------
Class Z:
   Net asset value, offering price and redemption price per
share
      ($6,791,854 / 383,486 shares of common stock issued
and outstanding).................................
$17.71

--------------

--------------

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     6

GLOBAL UTILITY FUND, INC.
Statement of Operations (Unaudited)
------------------------------------------------------------

                                                    Six
Months
                                                      Ended
Net Investment Income                             March 31,
1999
Income
   Dividends (net of foreign withholding taxes
      of $113,384).............................    $
2,255,921
   Interest....................................
2,449,297
                                                  ----------
----
      Total income.............................
4,705,218
                                                  ----------
----
Expenses
   Management fee..............................
1,016,183
   Distribution fee--Class A...................
166,193
   Distribution fee--Class B...................
803,801
   Distribution fee--Class C...................
5,720
   Transfer agent's fees and expenses..........
207,000
   Custodian's fees and expenses...............
94,000
   Reports to shareholders.....................
32,000
   Audit fee and expenses......................
16,000
   Registration fees...........................
10,000
   Legal fees and expenses.....................
7,000
   Directors' fees.............................
7,000
   Insurance...................................
3,000
   Miscellaneous...............................
2,601
                                                  ----------
----
      Total expenses...........................
2,370,498
                                                  ----------
----
Net investment income..........................
2,334,720
                                                  ----------
----
Realized and Unrealized Gain (Loss) on
Investments and Foreign Currency Transactions
Net realized gain on:
   Investment transactions.....................
7,185,487
   Foreign currency transactions...............
25,490
                                                  ----------
----

7,210,977
                                                  ----------
----
Net change in unrealized appreciation (depreciation) on:
   Investments.................................
24,984,442
   Foreign currencies..........................
(10,956)
                                                  ----------
----

24,973,486
                                                  ----------
----
Net gain on investments and foreign
   currencies..................................
32,184,463
                                                  ----------
----
Net Increase in Net Assets
Resulting from Operations......................    $
34,519,183
                                                  ----------
----
                                                  ----------
----


GLOBAL UTILITY FUND, INC.
Statement of Changes in Net Assets (Unaudited)
------------------------------------------------------------

                                     Six Months      Year
Ended
                                       Ended
September
Increase (Decrease)                  March 31,          30,
in Net Assets                           1999            1998
Operations
   Net investment income..........  $  2,334,720    $
6,265,657
   Net realized gain on investment
      and foreign currency
      transactions................     7,210,977
33,945,593
   Net change in unrealized
      appreciation (depreciation)
      ofinvestments and foreign
      currencies..................    24,973,486
(4,314,139)
                                    ------------    --------
----
   Net increase in net assets
      resulting from operations...    34,519,183
35,897,111
                                    ------------    --------
----
Dividends and distributions (Note 1)
   Dividends from net investment
      income
      Class A.....................    (1,292,865)
(2,991,973)
      Class B.....................      (961,908)
(3,134,288)
      Class C.....................        (6,849)
(17,223)
      Class Z.....................       (73,098)
(122,173)
                                    ------------    --------
----
                                      (2,334,720)
(6,265,657)
                                    ------------    --------
----
   Distributions in excess of net
      investment income
      Class A.....................      (290,072)
(180,906)
      Class B.....................      (279,962)
(266,336)
      Class C.....................        (2,253)
(1,178)
      Class Z.....................       (12,603)
(114)
                                    ------------    --------
----
                                        (584,890)
(448,534)
                                    ------------    --------
----
   Distributions from net realized
      gains
      Class A.....................   (13,289,267)
(10,062,149)
      Class B.....................   (15,638,891)
(14,813,745)
      Class C.....................      (109,572)
(65,425)
      Class Z.....................      (635,248)
(6,437)
                                    ------------    --------
----
                                     (29,672,978)
(24,947,756)
                                    ------------    --------
----
Fund share transactions (net of
   share conversions) (Note 5)
   Net proceeds from shares
      sold........................    17,837,907
34,214,868
   Net asset value of shares
      issued in reinvestment of
      dividends and
      distributions...............    27,331,965
26,214,007
   Cost of shares reacquired......   (36,281,483)
(80,331,082)
                                    ------------    --------
----
Net increase (decrease) in net
   assets from Fund share
   transactions...................     8,888,389
(19,902,207)
                                    ------------    --------
----
Total increase (decrease).........    10,814,984
(15,667,043)
Net Assets
Beginning of period...............   285,240,714
300,907,757
                                    ------------    --------
----
End of period.....................  $296,055,698
$285,240,714
                                    ------------    --------
----
                                    ------------    --------
----

------------------------------------------------------------
--------------------
See Notes to Financial Statements.     7

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Global Utility Fund, Inc. (the 'Fund') is an open-end
diversified management
investment company. The Fund seeks to achieve its investment objective of
obtaining a high total return, without incurring undue risk, by investing
primarily in common stocks, debt securities and preferred
stocks of domestic and
foreign companies in the utility industries. Debt securities in which the Fund
invests are generally within the four highest ratings
categories by a nationally
recognized statistical rating organization or, if not rated, are of comparable
quality. The ability of the issuers of the debt securities
held by the Fund to
meet their obligations may be affected by economic
developments in a specific
country or industry.
------------------------------------------------------------
Note 1. Accounting Policies

The following is a summary of significant accounting
policies followed by the
Fund in the preparation of its financial statements. Securities Valuation: In valuing the Fund's assets, quotations of foreign securities in a foreign currency are converted to U.S.
dollar equivalents at the
then current exchange rate. Any security for which the
primary market is on an
exchange is valued at the last sale price on such exchange
on the day of
valuation or, if there was no sale on such day, the last bid price quoted on
such day. Portfolio securities that are actively traded in
the over-the-counter
market, including listed securities for which the primary
market is believed to
be over-the-counter, are valued at the mean between the most recently quoted bid
and asked prices provided by an independent pricing service
or by principal
market makers. Securities for which market quotations are
not readily available
are valued at fair value as determined in good faith by or
under the direction
of the Board of Directors of the Fund.
Short-term securities which mature in more than 60 days are
valued at current
market quotations. Short-term securities which mature in 60
days or less are
valued at amortized cost.
In connection with transactions in repurchase agreements
with U.S. financial
institutions, it is the Fund's policy that its custodian
take possession of the
underlying collateral securities, the value of which exceeds the principal
amount of the repurchase transaction including accrued
interest. If the seller
defaults and the value of the collateral declines or if
bankruptcy proceedings
are commenced with respect to the seller of the security,
realization of the
collateral by the Fund may be delayed or limited.
Foreign Currency Translation: The books and records of the
Fund are maintained
in U.S. dollars. Foreign currency amounts are translated
into U.S. dollars on
the following basis:
(i) market value of investment securities, other assets and
liabilities--at the
closing rates of exchange.
(ii) purchases and sales of investment securities, income
and expenses--at the
rates of exchange prevailing on the respective dates of such transactions.
Although the net assets of the Fund are presented at the
foreign exchange rates
and market values at the close of the fiscal period, the
Fund does not isolate
that portion of the results of operations arising as a
result of changes in the
foreign exchange rates from the fluctuations arising from
changes in the market
prices of the securities held at fiscal period end.
Similarly, the Fund does not
isolate the effect of changes in foreign exchange rates from the fluctuations
arising from changes in the market prices of long-term
securities sold during
the fiscal period. Accordingly, realized foreign currency
gains (losses) are
included in the reported net realized gain on investment
transactions.
The Fund recognizes foreign currency gains and losses from
the holding of
foreign currencies, the sales and maturities of short-term
securities and
forward currency contracts, and the difference between the
amounts of dividends,
interest and foreign taxes recorded on the Fund's books and
the U.S. dollar
equivalent of amounts actually received or paid.
Foreign security and currency transactions may involve
certain considerations
and risks not typically associated with those of domestic
origin as a result of,
among other factors, the possibility of political and
economic instability and
the level of governmental supervision and regulation of
foreign securities
markets.
Securities Transactions and Net Investment Income: Security
transactions are
recorded on the trade date. Realized gains and losses from
security and currency
transactions are calculated on the identified cost basis.
Dividend income is
recorded on the ex-dividend date and interest income is
recorded on the accrual
basis. The Fund amortizes premiums and original issue
discount paid on purchases
of debt securities as adjustments to interest income.
Expenses are recorded on
the accrual basis which may require the use of certain
estimates by management.
Net investment income (other than distribution fees) and
unrealized and realized
gains or losses are allocated daily to each class of shares
based upon the
relative proportion of net assets of each class at the
beginning of the day.
Federal Income Taxes: It is the Fund's policy to continue to meet the
requirements of the Internal Revenue Code applicable to
regulated investment
companies and to distribute all of its taxable income to
shareholders.
Therefore, no federal income tax provision is required.
------------------------------------------------------------
--------------------
                                       8

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
Withholding taxes on foreign dividends and interest are
provided in accordance
with the Fund's understanding of the applicable country's
tax rules and rates.
Dividends and Distributions: Dividends from net investment
income are declared
and paid quarterly. The Fund will distribute at least
annually any net capital
gains in excess of loss carryforwards. Dividends and
distributions are recorded
on the ex-dividend date.
Income distributions and capital gain distributions are
determined in accordance
with income tax regulations which may differ from generally
accepted accounting
principles. These differences are primarily due to differing treatments for wash
sales and foreign currency transactions.
Reclassification of Capital Accounts: The Fund accounts for
and reports
distributions to shareholders in accordance with American
Institute of Certified
Public Accountants (AICPA) Statement of Position 93-2:
Determination,
Disclosure, and Financial Statement Presentation of Income,
Capital Gain, and
Return of Capital Distributions by Investment Companies. The
effect of applying
this statement was to decrease distributions in excess of
net investment income
and decrease accumulated net realized gains on investments
by $25,490 relating
to net realized foreign currency gains. Net investment
income, net realized
gains and net assets were not affected by this change.
------------------------------------------------------------
Note 2. Agreements

The Fund has a management agreement with Prudential
Investments Fund Management
LLC ('PIFM'). Pursuant to this agreement, PIFM has
responsibility for all
investment advisory services and supervises the subadviser's performance of such
services. PIFM has entered into a subadvisory agreement with
Wellington
Management Company, LLP ('Wellington'); Wellington furnishes investment advisory
services in connection with the management of the Fund. PIFM pays for the cost
of the subadviser's services, the compensation of officers
of the Fund,
occupancy and certain clerical and bookkeeping costs of the
Fund. The Fund bears
all other costs and expenses.
The management fee paid PIFM is computed daily and payable
monthly at an annual
rate of .70% of the Fund's average daily net assets up to
and including $250
million, .55% of the Fund's average daily net assets of the
next $250 million,
 .50% of the Fund's average daily net assets of the next $500 million and .45% of
the Fund's average daily net assets in excess of $1 billion.
Pursuant to the
subadvisory agreement, PIFM compensates Wellington for its
services at an annual
rate of .50% of the Fund's average daily net assets up to
and including $250
million, .35% of the Fund's average daily net assets of the
next $250 million,
 .30% of the Fund's average daily net assets of the next $500 million and .25% of
the Fund's average daily net assets in excess of $1 billion. The Fund has a distribution agreement with Prudential Investment Management
Services LLC ('PIMS') which acts as the distributor of the
Class A, Class B,
Class C and Class Z shares of the Fund. The Fund compensates
PIMS for
distributing and servicing the Fund's Class A, Class B and
Class C shares,
pursuant to plans of distribution (the 'Class A, Class B and
Class C Plans'),
regardless of expenses actually incurred by them. The
distribution fees are
accrued daily and payable monthly. No distribution or
service fees are paid to
PIMS as distributor of the Class Z shares of the Fund. Pursuant to the Class A, B and C Plans, the Fund compensates PIMS for distribution-related activities at an annual rate of up to
 .30 of 1%, 1% and 1%
of the average daily net assets of the Class A, B and C
shares, respectively.
Such expenses under the Plans were .25 of 1%, 1% and 1%, of
the average daily
net assets of the Class A, B and C shares, respectively, for the six months
ended March 31, 1999.
PIMS has advised the Fund that it received approximately
$14,500 and $520 in
front-end sales charges resulting from sales of Class A and
Class C shares
during the six months ended March 31, 1999. From these fees
PIMS paid such sales
charges to affiliated broker-dealers which in turn paid
commissions to
salespersons and incurred other distribution costs.
PIMS has advised the Fund that for the six months ended
March 31, 1999, it
received approximately $79,000 and $18 in contingent
deferred sales charges
imposed upon certain redemptions by Class B and Class C
shareholders,
respectively.
PIMS and PIFM are indirect, wholly owned subsidiaries of The
Prudential
Insurance Company of America.
As of March 11, 1999, the Fund, along with other affiliated
registered
investment companies (the 'Funds'), entered into a
syndicated credit agreement
('SCA') with an unaffiliated lender. The maximum commitment
under the SCA is $1
billion. The Funds pay a commitment fee at an annual rate of
 .065 of 1% on the
unused portion of the credit facility, which is accrued and
paid quarterly on a
pro rata basis by the Funds. The SCA expires on March 10,
2000. Prior to March
11, 1999, the Funds had a credit agreement with a maximum
commitment of
$200,000,000. The commitment fee was .055 of 1% on the
unused portion of the
credit facility. The Fund did not borrow any amounts
pursuant to either
agreement during the six months ended March 31, 1999. The
purpose of the
------------------------------------------------------------
--------------------
                                       9

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------
agreements are to serve as an alternative source of funding
for capital share
redemptions.
------------------------------------------------------------
Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC ('PMFS'), a wholly owned subsidiary of PIFM,
serves as the Fund's transfer agent and during the six
months ended March 31,
1999, the Fund incurred fees of approximately $159,000 for
the services of PMFS.
As of March 31, 1999, approximately $26,000 of such fees
were due to PMFS.
Transfer agent fees and expenses in the Statement of
Operations include certain
out-of-pocket expenses paid to nonaffiliates.
------------------------------------------------------------
Note 4. Portfolio Securities

Purchases and sales of investment securities, other than
short-term investments,
for the six months ended March 31, 1999 were $9,712,930 and
$23,180,118,
respectively.
The United States federal income tax basis of the Fund's
investments at March
31, 1999 was substantially the same as for financial
reporting purposes and,
accordingly, net unrealized appreciation of investments was
$101,759,661 (gross
unrealized appreciation--$112,380,648; gross unrealized depreciation--$10,620,987).
------------------------------------------------------------
Note 5. Capital

The Fund offers Class A, Class B, Class C and Class Z shares. Class A shares are sold with an initial sales charge of up to 5%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending upon the period of time the shares are held. Class C shares are sold with a front-end sales charge of 1% and a contingent deferred sales charge of 1% during the first
18 months. Prior to November 2, 1998 Class C shares were sold with a contingent deferred sales charge of 1% during the first year. Class B shares will automatically convert to Class A shares on a quarterly basis approximately seven years after purchase. A special exchange privilege is also available for shareholders who qualify to purchase Class A shares at net asset value. Class Z shares are not subject to any sales or redemption charge and are offered exclusively for sale to a limited group of investors.
The Fund has authorized 2 billion shares of common stock at $.001 par value per share equally divided into Class A, B, C and Z shares. Transactions in shares of common stock were as follows:

Class A                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended March 31, 1999:
Shares sold........................      410,910    $
7,506,889
Shares issued in reinvestment of
  dividends and distributions......      649,481
11,079,285
Shares reacquired..................     (701,644)
(12,675,532)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      358,747
5,910,642
Shares issued upon conversion from
  Class B..........................      353,996
6,589,610
                                      ----------    --------
----
Net increase in shares
  outstanding......................      712,743    $
12,500,252
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      521,948    $
9,321,818
Shares issued in reinvestment of
  dividends and distributions......      563,544
9,496,627
Shares reacquired..................   (1,757,287)
(31,298,612)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (671,795)
(12,480,167)
Shares issued upon conversion from
  Class B..........................      759,647
13,683,739
                                      ----------    --------
----
Net increase in shares
  outstanding......................       87,852    $
1,203,572
                                      ----------    --------
----
                                      ----------    --------
----
Class B
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................      362,671    $
6,566,656
Shares issued in reinvestment of
  dividends and distributions......      904,159
15,419,275
Shares reacquired..................   (1,098,196)
(19,926,878)
                                      ----------    --------
----
Net increase in shares outstanding
  before conversion................      168,634
2,059,053
Shares reacquired upon conversion
  into Class A.....................     (354,568)
(6,589,610)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................     (185,934)   $
(4,530,557)
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      661,584    $
11,938,327
Shares issued in reinvestment of
  dividends and distributions......      982,123
16,503,067
Shares reacquired..................   (2,346,288)
(42,011,836)
                                      ----------    --------
----
Net decrease in shares outstanding
  before conversion................     (702,581)
(13,570,442)
Shares reacquired upon conversion
  into Class A.....................     (759,735)
(13,683,739)
                                      ----------    --------
----
Net decrease in shares
  outstanding......................   (1,462,316)
$(27,254,181)
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       10

Notes to Financial Statements (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class C                                 Shares
Amount
-----------------------------------   ----------    --------
----
Six months ended March 31, 1999:
Shares sold........................      163,098    $
2,944,969
Shares issued in reinvestment of
  dividends and distributions......        6,607
112,682
Shares reacquired..................     (157,486)
(2,829,698)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       12,219    $
227,953
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      343,836    $
6,262,967
Shares issued in reinvestment of
  dividends and distributions......        4,668
78,586
Shares reacquired..................     (337,668)
(6,158,331)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       10,836    $
183,222
                                      ----------    --------
----
                                      ----------    --------
----
Class Z
-----------------------------------
Six months ended March 31, 1999:
Shares sold........................       44,985    $
819,393
Shares issued in reinvestment of
  dividends and distributions......       42,192
720,723
Shares reacquired..................      (46,805)
(849,375)
                                      ----------    --------
----
Net increase in shares
  outstanding......................       40,372    $
690,741
                                      ----------    --------
----
                                      ----------    --------
----
Year ended September 30, 1998:
Shares sold........................      379,786    $
6,691,756
Shares issued in reinvestment of
  dividends and distributions......        7,648
135,727
Shares reacquired..................      (47,365)
(862,303)
                                      ----------    --------
----
Net increase in shares
  outstanding......................      340,069    $
5,965,180
                                      ----------    --------
----
                                      ----------    --------
----

------------------------------------------------------------
--------------------
                                       11

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class A

------------------------------------------------------------
--

Six Months

Ended                   Year Ended September 30,

March 31,      ---------------------------------------------
--

1999          1998         1997         1996         1995

----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  17.66      $  17.52
$  15.03     $  14.72     $  13.66

----------     --------     --------     --------     ------
--
Income from investment operations
Net investment
income........................................         .19
 .46(b)       .49          .51          .49
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        1.94
1.67         3.34          .73         1.35

----------     --------     --------     --------     ------
--
   Total from investment
operations..........................        2.13
2.13         3.83         1.24         1.84

----------     --------     --------     --------     ------
--
Less distributions
Dividends from net investment
income.........................        (.19)         (.46)
(.49)        (.51)        (.48)
Distributions in excess of net investment
income.............        (.02)         (.02)        (.02)
--           --
Distributions from net realized
gains........................       (1.88)        (1.51)
(.83)        (.42)        (.30)

----------     --------     --------     --------     ------
--
   Total
distributions.......................................
(2.09)        (1.99)       (1.34)        (.93)        (.78)

----------     --------     --------     --------     ------
--
Net asset value, end of
period...............................    $  17.70      $
17.66     $  17.52     $  15.03     $  14.72

----------     --------     --------     --------     ------
--

----------     --------     --------     --------     ------
--
TOTAL
RETURN(a)..............................................
12.58%        12.90%       26.90%        8.65%       14.23%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $136,209
$123,346     $120,825     $112,800     $124,423
Average net assets
(000).....................................    $133,320
$122,384     $116,303     $120,122     $122,837
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.18%(c)      1.18%
1.21%        1.30%        1.31%
   Expenses, excluding distribution
fees.....................         .93%(c)       .93%
 .96%        1.05%        1.06%
   Net investment
income.....................................        1.94%(c)
2.49%        3.00%        3.38%        3.58%
For Class A, B, C and Z shares:
   Portfolio turnover
rate...................................           3%
20%          13%          13%          15%


1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  14.63

--------
Income from investment operations
Net investment
income........................................       .47
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................      (.82)

--------
   Total from investment
operations..........................      (.35)

--------
Less distributions
Dividends from net investment
income.........................      (.42)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................      (.20)

--------
   Total
distributions.......................................
(.62)

--------
Net asset value, end of
period...............................  $  13.66

--------

--------
TOTAL
RETURN(a)..............................................
(2.49)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $126,254
Average net assets
(000).....................................  $139,166
Ratios to average net assets:
   Expenses, including distribution
fees.....................      1.25%
   Expenses, excluding distribution
fees.....................      1.02%
   Net investment
income.....................................      3.39%
For Class A, B, C and Z shares:
   Portfolio turnover
rate...................................        19%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     12

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class B

------------------------------------------------------------
--

Six Months

Ended                   Year Ended September 30,

March 31,      ---------------------------------------------
--

1999          1998         1997         1996         1995

----------     --------     --------     --------     ------
--
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................    $  17.66      $  17.52
$  15.03     $  14.71     $  13.66

----------     --------     --------     --------     ------
--
Income from investment operations
Net investment
income........................................         .13
 .32(b)       .37          .40          .39
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        1.92
1.67         3.34          .74         1.34

----------     --------     --------     --------     ------
--
   Total from investment
operations..........................        2.05
1.99         3.71         1.14         1.73

----------     --------     --------     --------     ------
--
Less distributions
Dividends from net investment
income.........................        (.13)         (.32)
(.37)        (.40)        (.38)
Distributions in excess of net investment
income.............        (.01)         (.02)        (.02)
--           --
Distributions from net realized
gains........................       (1.88)        (1.51)
(.83)        (.42)        (.30)

----------     --------     --------     --------     ------
--
   Total
distributions.......................................
(2.02)        (1.85)       (1.22)        (.82)        (.68)

----------     --------     --------     --------     ------
--
Net asset value, end of
period...............................    $  17.69      $
17.66     $  17.52     $  15.03     $  14.71

----------     --------     --------     --------     ------
--

----------     --------     --------     --------     ------
--
TOTAL
RETURN(a)..............................................
12.09%        12.06%       25.96%        7.90%       13.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................    $151,880
$154,873     $179,270     $187,557     $227,189
Average net assets
(000).....................................    $161,202
$177,326     $185,693     $210,305     $237,983
Ratios to average net assets:
   Expenses, including distribution
fees.....................        1.93%(c)      1.93%
1.96%        2.05%        2.06%
   Expenses, excluding distribution
fees.....................         .93%(c)       .93%
 .96%        1.05%        1.06%
   Net investment
income.....................................        1.20%(c)
1.74%        2.25%        2.62%        2.83%


1994

--------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................  $  14.63

--------
Income from investment operations
Net investment
income........................................       .37
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................      (.82)

--------
   Total from investment
operations..........................      (.45)

--------
Less distributions
Dividends from net investment
income.........................      (.32)
Distributions in excess of net investment
income.............        --
Distributions from net realized
gains........................      (.20)

--------
   Total
distributions.......................................
(.52)

--------
Net asset value, end of
period...............................  $  13.66

--------

--------
TOTAL
RETURN(a)..............................................
(3.22)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................  $272,673
Average net assets
(000).....................................  $270,466
Ratios to average net assets:
   Expenses, including distribution
fees.....................      2.02%
   Expenses, excluding distribution
fees.....................      1.02%
   Net investment
income.....................................      2.68%

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each year reported and includes reinvestment
of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     13

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class C

------------------------------------------------------

Six Months

Ended               Year Ended September 30,

March 31,      ---------------------------------------

1999         1998       1997       1996       1995

----------     ------     ------     ------     ------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $17.66       $17.52
$15.03     $14.71     $13.66

-----       ------     ------     ------     ------
Income from investment operations
Net investment
income........................................        .13
 .32(b)     .37        .40        .39
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................       1.92
1.67       3.34        .74       1.34

-----       ------     ------     ------     ------
   Total from investment
operations..........................       2.05         1.99
3.71       1.14       1.73

-----       ------     ------     ------     ------
Less distributions
Dividends from net investment
income.........................       (.13)        (.32)
(.37)      (.40)      (.38)
Distributions in excess of net investment
income.............       (.01)        (.02)      (.02)
--         --
Distributions from net realized
gains........................      (1.88)       (1.51)
(.83)      (.42)      (.30)

-----       ------     ------     ------     ------
   Total
distributions.......................................
(2.02)       (1.85)     (1.22)      (.82)      (.68)

-----       ------     ------     ------     ------
Net asset value, end of
period...............................     $17.69
$17.66     $17.52     $15.03     $14.71

-----       ------     ------     ------     ------

-----       ------     ------     ------     ------
TOTAL
RETURN(a)..............................................
12.09%       12.06%     25.96%      7.90%     13.32%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $1,175       $  957
$  760     $  661     $  563
Average net assets
(000).....................................     $1,147
$  969     $  727     $  608     $  410
Ratios to average net assets:
   Expenses, including distribution
fees.....................       1.93%(c)     1.93%
1.96%      2.05%      2.06%
   Expenses, excluding distribution
fees.....................        .93%(c)      .93%
 .96%      1.05%      1.06%
   Net investment
income.....................................       1.20%(c)
1.74%      2.25%      2.66%      2.83%


August 1,

1994(d)

through

September 30,

1994

-------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $ 13.93

-----
Income from investment operations
Net investment
income........................................         .06
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................        (.24)

-----
   Total from investment
operations..........................        (.18)

-----
Less distributions
Dividends from net investment
income.........................        (.07)
Distributions in excess of net investment
income.............          --
Distributions from net realized
gains........................        (.02)

-----
   Total
distributions.......................................
(.09)

-----
Net asset value, end of
period...............................     $ 13.66

-----

-----
TOTAL
RETURN(a)..............................................
(1.32)%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $   226
Average net assets
(000).....................................     $   131
Ratios to average net assets:
   Expenses, including distribution
fees.....................        2.06%(c)
   Expenses, excluding distribution
fees.....................        1.06%(c)
   Net investment
income.....................................        2.46%(c)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Commencement of offering of Class C shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     14

Financial Highlights (Unaudited)
GLOBAL UTILITY FUND, INC.
------------------------------------------------------------
--------------------

Class Z

----------------------------------------------

December 16,

Six Months                          1996(d)

Ended         Year Ended          through

March 31,      September 30,     September 30,

1999            1998              1997

----------     -------------     -------------
PER SHARE OPERATING PERFORMANCE:
Net asset value, beginning of
period.........................     $17.68          $ 17.54
$ 15.02

-----           ------             -----
Income from investment operations
Net investment
income........................................        .22
 .50(b)            .34
Net realized and unrealized gain (loss) on investment and
   foreign currency
transactions.............................       1.92
1.68              2.59

-----           ------             -----
   Total from investment
operations..........................       2.14
2.18              2.93

-----           ------             -----
Less distributions
Dividends from net investment
income.........................       (.22)            (.50)
(.34)
Distributions in excess of net investment
income.............       (.01)            (.03)
(.07)
Distributions from net realized
gains........................      (1.88)           (1.51)
--

-----           ------             -----
   Total
distributions.......................................
(2.11)           (2.04)             (.41)

-----           ------             -----
Net asset value, end of
period...............................     $17.71          $
17.68           $ 17.54

-----           ------             -----

-----           ------             -----
TOTAL
RETURN(a)..............................................
12.64%           13.18%            19.70%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period
(000)..............................     $6,792          $
6,065           $    53
Average net assets
(000).....................................     $6,686
$ 4,041           $    16
Ratios to average net assets:
   Expenses, including distribution
fees.....................        .93%(c)          .93%
 .96%(c)
   Expenses, excluding distribution
fees.....................        .93%(c)          .93%
 .96%(c)
   Net investment
income.....................................       2.19%(c)
2.74%             3.25%(c)

---------------
(a) Total return does not consider the effects of sales
loads. Total return is
    calculated assuming a purchase of shares on the first
day and a sale on the
    last day of each period reported and includes
reinvestment of dividends and
    distributions. Total return for periods of less than a
full year are not
    annualized.
(b) Calculated based upon weighted average shares
outstanding during the year.
(c) Annualized.
(d) Commencement of offering of Class Z shares.
------------------------------------------------------------
--------------------
See Notes to Financial Statements.     15

Getting The Most From Your Prudential Mutual Fund
When you invest through Prudential Mutual Funds, you receive financial advice through a Prudential Securities financial advisor or Prudential/Pruco
Securities registered representative. Your advisor or representative can provide you with the following services:

There's No Reward Without Risk; But Is This Risk Worth It? Your financial advisor or registered representative can help you match the reward you seek with the risk you can tolerate. And risk can be difficult to gauge--sometimes even the simplest investments bear surprising risks.
The educated investor knows that markets seldom move in just one direction-- there are times when a market sector or asset class will lose value or provide little in the way of total return. Managing your own expectations is easier with help from someone who understands the markets and who knows you!

Keeping Up With The Joneses
A financial advisor or registered representative can help you wade through the numerous mutual funds available to find the ones that fit your own individual investment profile and risk tolerance. While the newspapers and popular magazines are full of advice about investing, they are aimed at generic groups of people or representative individuals, not at you personally.
Your financial advisor or registered representative will review your investment objectives with you. This means you can make financial decisions based on the assets and liabilities in your current portfolio and your risk tolerance--not just based on the current investment fad.

Buy Low, Sell High
Buying at the top of a market cycle and selling at the bottom are among the most common investor mistakes. But, sometimes it's difficult to hold on to an investment when it's losing value every month. Your financial advisor or registered representative can answer questions when you're confused or worried about your investment, and remind you that you're investing for the long haul.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077

(800) 225-1852
http://www.prudential.com

Directors
Eugene C. Dorsey
Douglas H. McCorkindale
Thomas T. Mooney

Officers
Robert F. Gunia, President
Grace C. Torres, Treasurer
Stephen M. Ungerman, Assistant Treasurer
David F. Connor, Secretary

Manager
Prudential Investments Fund Management LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Investment Adviser
Wellington Management Company, LLP
75 State Street
Boston, MA 02109

Distributor
Prudential Investment Management Services LLC
Gateway Center Three
100 Mulberry Street
Newark, NJ 07102-4077

Custodian
State Street Bank and Trust Company
One Heritage Drive
North Quincy, MA 02171

Transfer Agent
Prudential Mutual Fund Services LLC
P.O. Box 15005
New Brunswick, NJ 08906

Independent Accountants
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave., N.W.
Washington, D.C. 20036

The views expressed in this report and information about the Fund's portfolio holdings are for the period covered by this report, and are subject to change thereafter.

The accompanying financial statements as of March 31, 1999, were not audited and, accordingly, no opinion is expressed on them.

This report is not authorized for distribution to prospective investors, unless preceded or accompanied by a current prospectus.

Prudential Mutual Funds
Gateway Center Three
100 Mulberry Street
Newark, NJ  07102-4077
(800) 225-1852

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